Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest in Equity Subsidiaries

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2013	2012
Verizon Wireless	$55,465	$51,492
Wireless partnerships and other	1,115	884

	$56,580	$52,376